INVESTMENTS IN UNCONSOLIDATED ENTITIES - SUMMARIZED FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment, Summarized Financial Information [Abstract]
Gross revenue	$ 1,079	$ 1,533	$ 1,296
Operating expense	(726)	(845)	(749)
Income from operations	353	688	547
Interest expense	(127)	(312)	(298)
Net income/earnings	252	440	$ 291
Current assets	704	750
Noncurrent assets	9,970	15,112
Current liabilities	629	859
Noncurrent liabilities	$ 6,627	$ 7,862